Expense Example - Class A Class C and Institutional Class - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	606	971	1,359	2,446	313	749	1,311	2,843